Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 157,020	$ 177,329	$ 170,802	$ 177,154
Short-term investments	148,155	110,209
Due from related parties (Allowance for current expected credit losses of US$691 and US$334 as of December 31, 2024 and 2025, respectively)	12,832	31,519
Prepayments and other current assets	12,850	10,058
Total current assets	399,673	363,032
Non-current assets:
Due from a related party (Allowance for current expected credit losses of nil and US$174 as of December 31, 2024 and 2025, respectively)	19,826
Total assets	1,631,923	473,901
Current liabilities:
Accounts payable	41,965	22,964
Due to related parties	8	17
Income tax payable	4,340	9,386
Accrued liabilities and other payables	81,334	52,093
Total current liabilities.	208,450	126,736
Total liabilities	259,406	156,116
Commitments and contingencies
Shareholders' equity
Common shares	78	77
Treasury shares	15	16
Total Xunlei Limited's shareholders' equity	1,373,491	318,056
Total liabilities and shareholders' equity	1,631,923	473,901
Xunlei Limited
Current assets:
Cash and cash equivalents	33,556	33,275	$ 31,919	$ 32,004
Short-term investments	7,815	14,225
Due from related parties (Allowance for current expected credit losses of US$691 and US$334 as of December 31, 2024 and 2025, respectively)	14,581	12,646
Prepayments and other current assets	1,629	1,008
Total current assets	57,581	61,154
Non-current assets:
Due from a related party (Allowance for current expected credit losses of nil and US$174 as of December 31, 2024 and 2025, respectively)	199,576	200,855
Investments in subsidiaries and consolidated VIEs	1,124,959	67,997
Total assets	1,382,116	330,006
Current liabilities:
Due to group companies	4,840	7,651
Income tax payable	2	35
Accrued liabilities and other payables	3,783	4,264
Total current liabilities.	8,625	11,950
Total liabilities	8,625	11,950
Commitments and contingencies
Shareholders' equity
Common shares	78	77
Treasury shares	15	16
Other shareholders' equity	1,373,398	317,963
Total Xunlei Limited's shareholders' equity	1,373,491	318,056
Total liabilities and shareholders' equity	$ 1,382,116	$ 330,006